Basis of preparation - New accounting pronouncements to be adopted (Details) - IFRS - 16 Leases - EUR (€) € in Billions	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Minimum operating lease payments recognised as expense	€ 3.8
Maximum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Additional lease liability		€ 10.5
Minimum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Additional lease liability		€ 9.5